Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

20. Subsequent Events

The Company has performed an evaluation of subsequent events through the date of this report, which is the date the financial statements were issued, with no material events or transactions needing recognition or disclosure found.